Schedule of Supplemental Proforma Information (Details) - The Arena Group Holdings Inc [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Asset Acquisition [Line Items]
Revenue						$ 13,253
Net loss						1,086
Total supplemental pro forma revenue						225,204	208,662
Total supplemental pro forma net loss		$ (16,188)			$ (58,885)	(69,219)	(87,117)
Net income	$ (11,166)	(16,505)	$ (50,027)	$ (3,470)	(57,161)	(70,858)	(89,940)
Total supplemental pro forma revenue		66,706			195,934
Parade [Member]
Asset Acquisition [Line Items]
Revenue		13,373			30,801
Total supplemental pro forma revenue		13,373			46,710	17,522	19,522
Total supplemental pro forma net loss		81			1,945	1,222	2,872
Net income		81			2,521
Arena [Member]
Asset Acquisition [Line Items]
Total supplemental pro forma revenue		53,333			149,224	207,682	189,140
Total supplemental pro forma net loss		(16,586)			(59,106)	(68,474)	(89,940)
Adjustments [Member]
Asset Acquisition [Line Items]
Total supplemental pro forma net loss		$ 317			$ (1,724)	$ (1,967)	$ (49)